Capital and financial risk management - Credit risk - Maximum exposure to credit risk (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022
Financial guarantee contracts
Capital and financial risk management
Exposure from guarantee contracts	€ 1,927	€ 1,341
Credit risk
Capital and financial risk management
Maximum exposure to credit risk	39,737	34,389
Credit risk | Cash and bank deposits
Capital and financial risk management
Maximum exposure to credit risk	3,924	2,220
Credit risk | Money market funds
Capital and financial risk management
Maximum exposure to credit risk	7,781	5,276
Credit risk | Managed investment funds.
Capital and financial risk management
Maximum exposure to credit risk	2,967	3,349
Credit risk | Bonds and debt securities
Capital and financial risk management
Maximum exposure to credit risk	2,337	2,376
Credit risk | Collateral assets
Capital and financial risk management
Maximum exposure to credit risk	239	698
Credit risk | Other investments
Capital and financial risk management
Maximum exposure to credit risk	2,473	2,438
Credit risk | Derivative Financial Instruments
Capital and financial risk management
Maximum exposure to credit risk	6,124	4,626
Credit risk | Trade receivables
Capital and financial risk management
Maximum exposure to credit risk	6,158	6,083
Credit risk | Contract assets and other receivables
Capital and financial risk management
Maximum exposure to credit risk	4,353	4,457
Credit risk | Performance bonds and other guarantees
Capital and financial risk management
Maximum exposure to credit risk	€ 3,381	€ 2,866